Note 3 - Properties, Plants, Equipment and Mineral Interests, and Lease Commitments	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3: Properties, Plants, Equipment and Mineral Interests, and Lease Commitments

Properties, Plants, Equipment and Mineral Interests

Our major components of properties, plants, equipment, and mineral interests are (in thousands):

	December 31,
	2012	2011
Mining properties, including asset retirement obligations	$294,573	$286,873
Development costs	151,504	123,772
Plants and equipment	419,377	383,045
Land	15,788	11,188
Mineral interests	375,028	383,491
Construction in progress	176,925	125,045
	1,433,195	1,313,414
Less accumulated depreciation, depletion and amortization	436,536	390,202
Net carrying value	$996,659	$923,212

During 2012, we incurred total capital expenditures, excluding additions acquired under capital leases and adjustments to asset retirement obligations, of approximately $116.8 million, which included $54.7 million at the Lucky Friday unit, and $50.4 million at the Greens Creek unit. During 2011 we had capital expenditures of $33.8 million related to the acquisition of the remaining 30% interest in the San Juan Silver project (see Note 16 for more information) .

Capital Leases

During 2012 and 2011 we entered into lease agreements for equipment at our Greens Creek and Lucky Friday units which we have determined to be capital leases.  As of December 31, 2012 and 2011, we have recorded $28.9 million and $15.8 million, respectively, for the gross amount of assets acquired under the capital leases and $5.3 million and $5.7 million, respectively, in accumulated depreciation, classified as plants and equipment in Properties, plants, equipment and mineral interests.  See Note 6 for information on future obligations related to our capital leases.

Operating Leases

We enter into operating leases during the normal course of business. During the years ended December 31, 2012, 2011 and 2010, we incurred expenses of $3.1 million, $3.0 million and $3.0 million, respectively, for these leases. At December 31, 2012, future obligations under our non-cancelable operating leases were as follows (in thousands):

Year ending December 31,
2013	$3,087
2014	3,114
2015	1,434
2016	1,438
2017	1,056
Thereafter	3,848
Total	$13,977